ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Accrued payroll and welfare expenses	130	194	25
Withholding tax payable (note)	-	746	96
Accrued audit fee	1,226	876	113
Deferred government subsidies	-	677	87
Other accruals and payables	102	193	25
Total	1,458	2,686	346